Document and Entity Information	Nov. 04, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 04, 2015
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Nov. 04, 2015
Document Effective Date	Nov. 04, 2015
Prospectus Date	Jul. 31, 2015
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Prospectus:
Trading Symbol	ALFA